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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/03

               Check here if Amendment [x]; Amendment Number: 17

             This Amendment (Check only one.): [ ] is a restatement.

                         [x] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                      Name: Neumeier Investment Counsel LLC

                       Address: 26435 Carmel Rancho Blvd.
                                Carmel, CA 93923

                          Form 13F File Number: 28-4792

                   The institutional investment manager filing
                    this report and the person by whom it is
                     signed hereby represent that the person
             signing the report is authorized to submit it, that all
         information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:

                              Name: Peter Neumeier

                                Title: President

                               Phone: 831-625-6355

                     Signature, Place, and Date of Signing:

             /s/ PETER NEUMEIER   Carmel, California    8/14/03
             ------------------   ------------------    -------
                         [Signature][City, State][Date]

                         Report Type (Check only one.):

          [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.]

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $193011 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.


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                           FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  -------------   --------  --------------------  -------  --------  -------------------
                                                                                                        OTHER      VOTING AUTHORITY
                                                               VALUE    SHARES/   SH/P  PUT/  INVSTMT  MANAGERS  -------------------
NAME OF ISSUER                TITLE OF CLASS      CUSIP       (x$1000)  PRN AMT   RN    CALL  DSCRETN    NONE    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corp.                 COM          03073T102         6865    184550                 184550             95200   89350

Analogic Corp.                   COM          032657207         5734    117600                 117600             60600   57000

Andrx Group                      COM          034553107         6382    319900                 319900            165600  154300

Arthur J. Gallagher              COM          363576109         7646    281100                 281100            138800  142300

Colonial BancGroup Inc.          COM          195493309         8241    594150                 594150            307900  286250

Community First Bankshares       COM          203902101         4731    173750                 173750             81300   92450

Dentsply International           COM          249030107         2071     50562                  50562             31150   19412

Doral Financial Corporation      COM          25811P100        13637    305424                 305424            161150  144274

Emcor Group Inc.                 COM          29084Q100         6533    132350                 132350             70200   62150

Engelhard Corporation            COM          292845104         5520    222850                 222850            121000  101850

Harman International             COM          413086109         4232     53475                  53475             27700   25775

Humana Inc.                      COM          444859102         8395    555950                 555950            284400  271550

Jacobs Engineering Group         COM          469814107         8088    191875                 191875            101200   90675

Lubrizol Corp.                   COM          549271104         6120    197500                 197500            108100   89400

Mercantile Bankshares Corp.      COM          587405101         6623    168300                 168300             90100   78200

Michaels Stores Inc.             COM          594087108         5357    140750                 140750             82300   58450

National Oilwell Inc.            COM          637071101         6099    277225                 277225            130900  146325

Newfield Exploration             COM          651290108         5244    139650                 139650             99050   40600

Nuveen Investments Inc.          CLA          478035108         6254    229600                 229600            118200  111400

Pharmaceutical Resource          COM         717125108         13554    278550                 278550            155800  122750

Platinum Underwriters            COM          G7127P100         7196    265150                 265150            135100  130050

Renaissance RE                   COM          G7496G103         8805    193425                 193425            106800   86625

Scansource Inc.                  COM          806037107         6440    240748                 240748            113950  126798

Silicon Valley Bancshares        COM          827064106         2157     90600                  90600             49300   41300

St. Francis Capital Corp.        COM          789374105         3122    107400                 107400             63700   43700

Superior Industries              COM          868168105         6865    164625                 164625             81900   82725


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                           FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  -------------   --------  --------------------  -------  --------  -------------------
                                                                                                        OTHER      VOTING AUTHORITY
                                                               VALUE    SHARES/   SH/P  PUT/  INVSTMT  MANAGERS  -------------------
NAME OF ISSUER                TITLE OF CLASS      CUSIP       (x$1000)  PRN AMT   RN    CALL  DSCRETN    NONE    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

Tetra Tech Inc.                  COM          88162G103        9883    574250                 574250             300800  273450

Tidewater Inc.                   COM          886423102        3855    131250                 131250              69900   61350

Wilmington Trust                 COM          971807102        7362    250825                 250825             145200  105625
